Shared Services Agreement (Tables)	9 Months Ended
Sep. 30, 2013
Summery Of Expenses Contributed and Expenses Incurred under Shares Services Agreement

The following table represent expenses contributed by WDM on behalf of the Company and expenses incurred under the Shares Services Agreement:

(dollars in thousands)

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
Operating Expenses:
Rent and Utilities	$19	$28	$63	$84
Compensation and benefits	596	1,085	769	1,759
Insurance	1	—	1	5
Telephone	1	2	6	8
Office Services and Supplies	18	7	32	19
Other	2	8	8	14

Total Operating Expenses:	$637	$1,130	$879	$1,889